Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Income Expenses Net
Schedule of other operating income (expenses), net

	2024	2023	2022

Other operating income, net	59,063	99,307	64,638
Other operating expenses	(339,513)	(71,382)	(56,311)

Other operating income (expenses), net	(280,450)	27,925	8,327